Commitments And Contingencies (Future Base Rentals For Non-Cancelable Leases) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Future base rentals for non-cancelable leases
2017	$ 3,956
2018	1,453
2019	1,545
2020	1,593
2021	1,620
Thereafter	1,207
Total future base rental	11,374
Expected sublease income	$ 200